CAPITAL STRUCTURE (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 29, 2023	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2020	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2022
Class of Stock [Line Items]
Common stock shares authorized		50,000,000	50,000,000						50,000,000
Common stock par value		$ 0.001	$ 0.001						$ 0.001
Common stock shares issued		13,637,870	13,539,544						11,216,438
Common stock shares outstanding		13,637,870	13,539,544						11,216,438
Insiders Stockholders [Member]
Class of Stock [Line Items]
Number of shares held		7,500,000	7,500,000						7,200,000
Common Stock [Member]
Class of Stock [Line Items]
Number of shares held		13,637,870	13,539,544	10,344,482		13,588,714	11,389,442	11,339,009	11,216,438
Common stock shares authorized		50,000,000	50,000,000
Common stock par value		$ 0.001	$ 0.001
Common stock shares issued		13,637,870	13,539,544
Common stock shares outstanding		13,637,870	13,539,544
Common stock voting rights		Common stockholders are entitled to one vote per share on all matters submitted to a vote of stockholders.	Common stockholders are entitled to one vote per share on all matters submitted to a vote of stockholders.
Voting percentage		86.60%	86.60%
Clear Think [Member] | Strata Agreement [Member]
Class of Stock [Line Items]
Number of stock issued	200,000
Additional consideration at a fair value	$ 50,000
Term	24 months
Number of stock purchased	$ 5,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock par value		$ 0.001	$ 0.001						$ 0.001
Preferred stock voting rights		The holder of Series A preferred stock is entity to 80% of all voting rights available at the time of any vote.	The holder of Series A preferred stock is entity to 80% of all voting rights available
Preferred stock, shares issued		1,000,000	1,000,000						1,000,000
Preferred stock shares authorized		1,000,000	1,000,000						1,000,000
Preferred stock, shares outstanding		1,000,000	1,000,000						1,000,000
Series A Preferred Stock [Member] | CRO [Member]
Class of Stock [Line Items]
Number of shares held		404,000	404,000						404,000
Series A Preferred Stock [Member] | C R O Spouse [Member]
Class of Stock [Line Items]
Number of shares held		104,000	104,000
Series A Preferred Stock [Member] | CRO's Son [Member]
Class of Stock [Line Items]
Number of shares held		52,000	196,000						196,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock par value		$ 0.001	$ 0.001						$ 0.001	$ 0.001
Preferred stock, shares issued		560,000	560,000						560,000	260,000
Preferred stock shares authorized		560,000	560,000						560,000	560,000
Preferred stock, shares outstanding		560,000	560,000						560,000
Number of stock issued				300,000	260,000
Additional consideration at a fair value				$ 450,000	$ 260
Share price				$ 1.50